Sep. 27, 2024
Select STOXX Europe Aerospace & Defense ETF
Investment Objective
The Select STOXX Europe Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the total return performance of the STOXX Europe Total Market Aerospace & Defense Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses[1]	0.45%
Total Annual Fund Operating Expenses	0.50%
1. Estimated for the current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in another Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$161

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund invests at least 80% of its total assets in the component securities of the Index. The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange listed common stock or American Depository Receipts (“ADRs”) of companies based (headquartered) in Europe who derive at least 50% of their revenue from the manufacture, service, supply and distribution of aeronautical equipment, components, hardware, software or electronic systems; and equipment, systems, components, infrastructure support services, and hardware, software and electronics that directly support civil and military defense efforts.  This is also the definition of the aerospace and defenses sector used by the Index.
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.  Representative sampling involves using a quantitative analysis to select securities that, in the aggregate, have investment characteristics resembling the Index in terms of key risk factors,  performance attributes and other characteristics.
STOXX® Europe Total Market Aerospace & Defense Index
The Index is a proprietary index of STOXX, Ltd. designed to track the performance of a portfolio of the common stock of companies based in Europe whose primary business is the manufacture, service, supply and distribution of civil and military aerospace equipment, systems and technology, and civil and military defense and protective services equipment, technology, systems and services.  As of July 31, 2024 the Index was comprised of 25 companies.
The Index covers the Aerospace & Defense sector as defined by Industry Classification Benchmark (“ICB”), a sector subset of the STOXX® Europe Total Market Index (the “Europe TMI”).  ICB companies are categorized according to their primary sources of revenue. The Europe TMI represents at least 95% of the free float market capitalization across 17 European countries: Austria, Belgium, Poland, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom including primarily large and mid capitalization companies. The Europe TMI is made up of the components of its country-specific indices for the countries listed above. The country to which a company is assigned is generally based on the country of incorporation and/or the primary listing location of its securities. For each country-specific index, the universe starts with companies whose common stocks are listed on a regulated exchange. The securities of those companies are then ranked by free float market capitalization. The largest companies by free float market capitalization are added to the country-specific index until the index represents at least 95% of the free float market capitalization of the respective country. Free float market capitalization is a method of calculating the market capitalization of an index’s underlying companies where market capitalization is calculated by taking the equity's price and multiplying it by the number of shares readily available in the market.
The Index is comprised of a sector specific subset of 25 companies from the Europe TMI whose revenues are derived primarily from aerospace and civil and military defense equipment, systems, technology and services.
The Index is developed by STOXX Ltd. and sub-licensed to the Fund by a third-party. The Index is calculated, maintained, and distributed by an independent, third-party index calculation agent that is not affiliated with the Fund or the Advisor.
The Fund will concentrate its investments (i.e., hold more than 25% of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. The Fund may also be focused on certain sectors from time to time to the same extent as the Index is focused; the Fund expects to be focused on the aerospace and defense technologies sectors. The Fund is non-diversified.

Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting www.select-funds.com.